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SECURITIES AND EXCHANGE COMMISSION RECEIVED SEP 30 2009 DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

10045250

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, (

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Thomson Reuters/Jefferies-In-The-Ground CRB Global Commodity Equity Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

CRBQ

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

ASX National Stock Exchange, Copenhagen Stock Exchange, Euronext France Stock Exchange, Euronext Netherlands Stock Exchange, Hong Kong Stock Exchange, Italy Continuous, Johannesburg Stock Exchange, Korea Stock Exchange, Kuala Lumpur Stock Exchange, London Stock Exchange, Mexico City Stock Exchange, New York Stock Exchange; Oslo Stock Exchange, Spanish Stock Market Interconnection System (SIBE), Swiss Six Exchange, Taipei Stock Exchange, Tel Aviv Stock Exchange, Tokyo Stock Exchange, Toronto Stock Exchange, Xetra Stock Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet M. Kissane

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 30 2009

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form: Janet M Kissane

September 29, 2009

Janet Kissane
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.3939
jkissane@nyx.com

NYSE Arca

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
SEP 30 2009
DIVISION OF TRADING & MARKETS

Via Overnight Mail

September 29, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – Emerging Global Shares / SPDR Wells Fargo / ALPS / Citigroup Funding / iShares

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index ETF (Ticker Symbol EFN)
- SPDR Wells Fargo Preferred Stock ETF linked to the Wells Fargo Hybrid and Preferred Securities Aggregate Index (Ticker Symbol PSK)
- SPDR S&P VRDO Municipal Bond Exchange Traded Fund (Ticker Symbol VRD)
- Thomson Reuters/Jefferies CRB Global Commodity Equity Fund linked to the Thomson Reuters/Jefferies-In-the-Ground CRB Global Commodity Equity Index (Ticker Symbol CRBQ)
- Citigroup Funding Equity Linked Securities linked to the Common Stock of The American Express Company (Ticker Symbol ESB)
- Citigroup Funding Equity Linked Securities linked to the Common Stock of Yahoo! Inc. (Ticker Symbol ETD
- Citigroup Funding Buffer Notes linked to the S&P 500 Index due October 6, 2011 (Ticker Symbol BLN)
- Citigroup Funding 2% Minimum Coupon Principal Protected Notes linked to the S&P 500 Index due October 2, 2014 (Ticker Symbol MHC)
- iShares Russell Top 200 Value Index Fund linked to the Russell Top 200 Value Index (Ticker Symbol IWX)
- iShares Russell Top 200 Growth Index Fund linked to the Russell Top 200 Growth Index (Ticker Symbol IWY)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 30 2009

- iShares Russell Top 200 Index Fund linked to the Russell Top 200 Index (Ticker Symbol IWL)
-

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet McGinness

Enclosures

Cc: Tim Malinowski (NYSE Euronext)